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UBS Master Series, Inc.
51 West 52nd Street
New York, New York 10019-6114

July 1, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: UBS Master Series, Inc. (the "Registrant")
    File Nos. 33-2524 and 811-4448

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named Registrant hereby certifies that:

(a) the form of prospectus and Statement of Additional Information dated June 28, 2005 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Registrant's registration statement on Form N-1A, which is the most recent amendment to the Registrant's registration statement filed with the Commission;

(b) the text of Post-Effective Amendment No. 50 was filed electronically with the Commission on June 28, 2005.

If you have any questions regarding the foregoing, please call me at 212-882-5961.

Sincerely,

/s/ Joseph Allessie
Joseph Allessie
Vice President and Assistant Secretary